ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012 USD ($)	Jan. 31, 2012 EUR (€)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Business acquisition, Consideration transferred				$ 6,500
Estimated useful life				10 years	10 years
Impairment on goodwill						$ 80
Goodwill							$ 75
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage				50.00%	50.00%
Inventory writedowns				$ 376		$ 519	$ 219
Kubatronik [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition date				Jun. 10, 2002	Jun. 10, 2002
Business acquisition, Percentage acquired				76.00%
Business acquisition, Consideration transferred		$ 89		$ 2,400
Increase due to increase in holding				1,000
Cumulative impairment of goodwill				$ 1,000
Automatic consecutive extension period for put and call options, years				2 years	2 years
Prior notice cancellation period for put and call options, months				6 months	6 months
Remaining interest of seller, percentage	24.00%			21.00%	21.00%
Put option aggregate exercise price				$ 587
Call option aggregate exercise price				$ 623
Call option, Exercise notice to sell remaining interest, percentage		3.00%	3.00%
Kubatronik [Member] | EUR [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Consideration transferred | €			€ 69		€ 2,600
Increase due to increase in holding | €					1,100
Put option aggregate exercise price | €					483
Call option aggregate exercise price | €					€ 513
Nistec [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired				50.50%
Business acquisition, Consideration transferred				$ 4,200
Shares issued in consideration of acquisition | shares				3,532,655	3,532,655
Purchase price per share | $ / shares				$ 0.6
Nistec [Member] | Merhav M.N.F. Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired				24.10%
Business acquisition, Consideration transferred				$ 2,300
Shares issued in consideration of acquisition | shares				1,589,440	1,589,440